Fair value measurement (Details) - Recurring basis - CNY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets
Short-term investments	¥ 152,376	¥ 28,478
Restricted cash and escrow receivables	35,207	15,479
Listed equity securities	124,841	66,303
Convertible and exchangeable bonds	11,343	4,704
Option agreements	2,604	1,666
Others	4,709	8,110
Assets	331,080	124,740
Liabilities
Contingent consideration in relation to investments and acquisitions	2,232	4,400
Interest rate swap contracts and others	221	494
Liabilities	2,453	4,894
Level 1
Assets
Short-term investments		64
Restricted cash and escrow receivables	35,207	15,479
Listed equity securities	124,841	66,303
Others	686	144
Assets	160,734	81,990
Level 2
Assets
Short-term investments	152,376	28,414
Convertible and exchangeable bonds	1,698	709
Option agreements	2,493	1,521
Others	128	5,114
Assets	156,695	35,758
Liabilities
Interest rate swap contracts and others	47	156
Liabilities	47	156
Level 3
Assets
Convertible and exchangeable bonds	9,645	3,995
Option agreements	111	145
Others	3,895	2,852
Assets	13,651	6,992
Liabilities
Contingent consideration in relation to investments and acquisitions	2,232	4,400
Interest rate swap contracts and others	174	338
Liabilities	¥ 2,406	¥ 4,738